UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:


---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

AS OF 06/30/06

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:        59
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Form 13F Information Table Value Total:     197,410
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                   TOTAL                                           VOTING
NAME OF ISSUER           SYMBOL    CLASS    CUSIP   MARKET VALUE   SHARES      09/30/06 PRICE        DISCRETION     AUTH
--------------           ------    -----    -----   ------------  --------     --------------        ----------    -------

AS OF 09/30/06


ABBOTT LABS             ABT        com     00282410     $ 4,434      91,300    $ 48.56 ABT equity      sole           none
AMGEN INC               AMGN       com     03116210     $ 1,946      27,210    $ 71.53 AMGN equity     sole           none
ALLTEL CORP             AT         com     02003910     $ 5,110      92,078    $ 55.50 AT equity       sole           none
AMERICAN EXPRESS        AXP        com     02581610       $ 213       3,800    $ 56.08 AXP equity      sole           none
BANK OF AMERICA         BAC        com     06050510     $ 3,004      56,068    $ 53.57 BAC equity      sole           none
BECTON DICKINSON        BDX        com     07588710       $ 325       4,600    $ 70.67 BDX equity      sole           none
BROWN-FORMAN -B         BF/B       com     11563720     $ 6,070      79,191    $ 76.65 BF/B equity     sole           none
BELLSOUTH CORP          BLS        com     07986010     $ 1,445      33,802    $ 42.75 BLS equity      sole           none
BRISTOL-MYER SQB        BMY        com     11012210       $ 219       8,800    $ 24.92 BMY equity      sole           none
BURLINGTON NORTH        BNI        com     12189T10       $ 521       7,100    $ 73.44 BNI equity      sole           none
BP PLC-ADR              BP         com     05562210       $ 678      10,332    $ 65.58 BP equity       sole           none
BRE PROPERTIES          BRE        com     05564E10     $ 2,948      49,356    $ 59.73 BRE equity      sole           none
CITIGROUP INC           C          com     17296710     $ 1,114      22,433    $ 49.67 C equity
CATERPILLAR INC         CAT        com     14912310     $ 2,030      30,844    $ 65.80 CAT equity      sole           none
CBS CORP-B              CBS        com     12485720     $ 2,201      78,123    $ 28.17 CBS equity      sole           none
CHEVRON CORP            CVX        com     16676410     $ 4,143      63,871    $ 64.86 CVX equity      sole           none
DOMINION RES/VA         D          com     25746U10     $ 2,306      30,150    $ 76.49 D equity        sole           none
DEERE & CO              DE         com     24419910       $ 411       4,900    $ 83.91 DE equity       sole           none
DISNEY (WALT) CO        DIS        com     25468710     $ 4,318     139,702    $ 30.91 DIS equity      sole           none
CONS EDISON INC         ED         com     20911510       $ 249       5,400    $ 46.20 ED equity       sole           none
EQUITY ONE INC          EQY        com     29475210     $ 2,119      88,400    $ 23.97 EQY equity      sole           none
FIRSTENERGY CORP        FE         com     33793210     $ 1,688      30,216    $ 55.86 FE equity       sole           none
FANNIE MAE              FNM        com     31358610       $ 601      10,750    $ 55.91 FNM equity      sole           none
FPL GROUP INC           FPL        com     30257110     $ 1,231      27,345    $ 45.00 FPL equity      sole           none
GENERAL ELECTRIC        GE         com     36960410     $ 5,311     150,453    $ 35.30 GE equity       sole           none
HANESBRANDS INC         HBI        com     41034510       $ 291      12,937    $ 22.51 HBI equity      sole           none
IBM                     IBM        com     45920010     $ 4,036      49,255    $ 81.94 IBM equity      sole           none
JOHNSON&JOHNSON         JNJ        com     47816010    $ 18,059     278,090    $ 64.94 JNJ equity      sole           none
JPMORGAN CHASE          JPM        com     46625H10     $ 2,545      54,195    $ 46.96 JPM equity      sole           none
KIMBERLY-CLARK          KMB        com     49436810     $ 1,116      17,074    $ 65.36 KMB equity      sole           none
COCA-COLA CO            KO         com     19121610     $ 3,694      82,680    $ 44.68 KO equity       sole           none
LABORATORY CP           LH         com     50540R40     $ 2,341      35,695    $ 65.57 LH equity       sole           none
ELI LILLY & CO          LLY        com     53245710     $ 1,741      30,540    $ 57.00 LLY equity      sole           none
MASCO CORP              MAS        com     57459910       $ 555      20,251    $ 27.42 MAS equity      sole           none
MCDONALDS CORP          MCD        com     58013510     $ 1,557      39,800    $ 39.12 MCD equity      sole           none
3M CO                   MMM        com     88579Y10       $ 985      13,241    $ 74.42 MMM equity      sole           none
ALTRIA GROUP INC        MO         com     02209S10    $ 16,226     211,967    $ 76.55 MO equity       sole           none
MORGAN STANLEY          MS         com     61744644       $ 217       2,980    $ 72.91 MS equity       sole           none
NEW PLAN EXCEL          NXL        com     64805310       $ 222       8,200    $ 27.05 NXL equity      sole           none
OXFORD INDS INC         OXM        com     69149730     $ 5,948     138,625    $ 42.91 OXM equity      sole           none
PEPSICO INC             PEP        com     71344810     $ 7,940     121,670    $ 65.26 PEP equity      sole           none
PROCTER & GAMBLE        PG         com     74271810     $ 1,008      16,265    $ 61.98 PG equity       sole           none
PROGRESS ENERGY         PGN        com     74326310     $ 2,486      54,790    $ 45.38 PGN equity      sole           none
PAN PAC RETAIL          PNP        com     69806L10    $ 25,794     371,561    $ 69.42 PNP equity      sole           none
PROV & WOR RR           PWX        com     74373710       $ 201      10,000    $ 20.10 PWX equity      sole           none
SCANA CORP              SCG        com     80589M10     $ 3,607      89,580    $ 40.27 SCG equity      sole           none
ISTAR FINANCIAL         SFI        com     45031U10       $ 242       5,800    $ 41.70 SFI equity
SARA LEE CORP           SLE        com     80311110     $ 1,663     103,500    $ 16.07 SLE equity      sole           none
SUNTRUST BANKS          STI        com     86791410       $ 216       2,800    $ 77.28 STI equity
AT&T INC                T          com     00206R10       $ 353      10,846    $ 32.56 T equity        sole           none
T ROWE PRICE GRP        TROW       com     74144T10     $ 1,913      39,980    $ 47.85 TROW equity     sole           none
TYCO INTL LTD           TYC        com     90212410       $ 280      10,000    $ 27.99 TYC equity
UST INC                 UST        com     90291110     $ 3,199      58,337    $ 54.83 UST equity      sole           none
VERIZON COMMUNIC        VZ         com     92343V10     $ 3,493      94,080    $ 37.13 VZ equity       sole           none
WESTAMERICA BANC        WABC       com     95709010     $ 6,608     130,818    $ 50.51 WABC equity     sole           none
WINDSTREAM CORP         WIN        com     97381W10     $ 1,236      93,679    $ 13.19 WIN equity      sole           none
WEINGARTEN RLTY         WRI        com     94874110     $ 3,946      91,723    $ 43.02 WRI equity      sole           none
WYETH                   WYE        com     98302410     $ 7,697     151,401    $ 50.84 WYE equity      sole           none
EXXON MOBIL CORP        XOM        com     30231G10    $ 11,359     169,278    $ 67.10 XOM equity      sole           none
                                                      $ 197,410